Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	NEOS ETF Trust
Entity Central Index Key	0001848758
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
FIS Bright Portfolios Focused Equity ETF
Shareholder Report [Line Items]
Fund Name	FIS Bright Portfolios Focused Equity ETF
Class Name	FIS Bright Portfolios Focused Equity ETF
Trading Symbol	BRIF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FIS Bright Portfolios Focused Equity ETF (the “Fund”) for the period of June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://faithinvestorservices.com/etfs/brif/. You can also request this information by contacting us at 1-833-833-1311.
Additional Information Phone Number	1-833-833-1311
Additional Information Website	https://faithinvestorservices.com/etfs/brif/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
FIS Bright Portfolios Focused Equity ETF	$36	0.65%
[1]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.65%
Updated Performance Information Location [Text Block]	Visit https://faithinvestorservices.com/etfs/brif/ for more recent performance information.
Net Assets	$ 103,620,952
Holdings Count | $ / shares	50
Advisory Fees Paid, Amount	$ 311,501
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$103,620,952
Number of Holdings	50
Net Advisory Fee	$311,501
Portfolio Turnover	16%
30-Day SEC Yield	0.43%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2025)
Sector Breakdown*

Top 10 Issuers
NVIDIA Corp.	7.1%
Broadcom, Inc.	5.7%
Cisco Systems, Inc.	5.1%
Palo Alto Networks, Inc.	4.6%
Eli Lilly & Co.	3.7%
Linde PLC	3.6%
Arista Networks, Inc.	3.6%
First American Treasury Obligations Fund	3.1%
AbbVie, Inc.	2.9%
Coca-Cola Consolidated, Inc.	2.7%
Geographic Breakdown
[2]
Updated Prospectus Web Address	https://faithinvestorservices.com/etfs/brif/
FIS Christian Stock Fund
Shareholder Report [Line Items]
Fund Name	FIS Christian Stock Fund
Class Name	FIS Christian Stock Fund
Trading Symbol	PRAY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FIS Christian Stock Fund (the “Fund”) for the period of June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://faithinvestorservices.com/pray/. You can also request this information by contacting us at 1-833-833-1311.
Additional Information Phone Number	1-833-833-1311
Additional Information Website	https://faithinvestorservices.com/pray/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
FIS Christian Stock Fund	$35	0.68%
[3]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
Updated Performance Information Location [Text Block]	Visit https://faithinvestorservices.com/pray/ for more recent performance information.
Net Assets	$ 71,146,977
Holdings Count | $ / shares	74
Advisory Fees Paid, Amount	$ 242,839
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$71,146,977
Number of Holdings	74
Net Advisory Fee	$242,839
Portfolio Turnover	4%
30-Day SEC Yield	0.70%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2025)
Sector Breakdown*

Top 10 Issuers
NVIDIA Corp.	6.0%
Casey’s General Stores, Inc.	3.6%
First American Treasury Obligations Fund	3.2%
Palo Alto Networks, Inc.	3.1%
Intuitive Surgical, Inc.	3.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.9%
Toll Brothers, Inc.	2.7%
Broadcom, Inc.	2.6%
SBM Offshore NV	2.6%
HCA Healthcare, Inc.	2.4%
Geographic Breakdown
[4]
Updated Prospectus Web Address	https://faithinvestorservices.com/pray/

[1]
*	Annualized

[2]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[3]
*	Annualized

[4]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.